UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09613
Name of Registrant: Legg Mason Investment Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202
Name and address of agent for service:
Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 12/31/2005
Date of reporting period: 6/30/2005

Item 1. Report to Shareholders.

Semi-Annual Report to Shareholders

Legg Mason
Opportunity Trust

June 30, 2005

Semi-Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Opportunity Trust’s report for the six months ended June 30, 2005.

   The following table summarizes key statistics for the respective classes of the Fund, along with some comparative indices, as of June 30, 2005. For more information about the differences between the Fund share classes included in this report, contact your Legg Mason Financial Advisor.

	Total ReturnsA

	6 Months	1 Year

Opportunity Trust
Primary Class	-3.83%	+1.89%
Financial Intermediary	-3.50%	+2.64%
Institutional Class	-3.30%	+2.97%
Dow Jones Industrial AverageB	-3.65%	+0.66%
S&P 500 Stock Composite IndexC	-0.81%	+6.32%
Value Line IndexD	-2.32%	+4.83%

   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting President

July 28, 2005

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

B	A total return price-weighted average based on the price movements of 30 blue chip stocks, computed by reinvesting quarterly dividends on a monthly basis. It is not possible to invest in an index.

C	A market capitalization-weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market. It is not possible to invest in an index.

D	Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small- capitalization companies.

Semi-Annual Report to Shareholders

Expense Example

Legg Mason Opportunity Trust

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary and Financial Intermediary Class shares; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2005 and held through June 30, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/05	6/30/05	1/1/05 to 6/30/05

Primary Class:
Actual	$1,000.00	$961.70	$9.87
Hypothetical (5% return before expenses)	$1,000.00	$1,014.73	$10.14

Financial Intermediary Class:
Actual	$1,000.00	$965.00	$6.63
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.80

Institutional Class:
Actual	$1,000.00	$967.00	$4.83
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 2.03%, 1.36% and 0.99% for the Primary Class, Financial Intermediary Class and Institutional Class respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181) and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Legg Mason Opportunity Trust

   The graphs on the following pages compare the Fund’s total returns to the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Financial Intermediary and Institutional Classes for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestments of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Performance Information — Continued

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+1.89%	+1.89%
Five Years	+49.94%	+8.44%
Life of Class*	+55.63%	+8.37%

* Inception date: December 30, 1999

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning December 31, 1999.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+2.64%	+2.64%
Life of Class*	+7.54%	+5.42%

* Inception date: February 13, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning January 31, 2004.

Performance Information — Continued

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+2.97%	+2.97%
Five Years	+57.97%	+9.58%
Life of Class*	+56.76%	+9.39%

* Inception date: June 26, 2000

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

C	Index returns are for periods beginning June 30, 2000.

Semi-Annual Report to Shareholders

Portfolio Composition (As of June 30, 2005)

(As a percentage of net assets)

Top Ten Holdings (As of June 30, 2005)

% of
Security	Net Assets

Tyco International Ltd.	5.6%
NII Holdings Inc.	5.5%
Amazon.com, Inc.	5.0%
InterActiveCorp	4.8%
United States Steel Corporation	4.1%
Ameritrade Holding Corporation	4.0%
Sepracor Inc.	3.7%
AmeriCredit Corp.	3.6%
The AES Corporation	3.0%
Nextel Communications, Inc.	2.9%

Performance Information — Continued

Semi-Annual Report to Shareholders

Selected Portfolio Performance D

Strongest performers for the 2nd quarter 2005E

1.	Ameritrade Holding Corporation	+82.3%
2.	Netflix Inc.	+51.2%
3.	Centex Corporation	+23.5%
4.	The Ryland Group, Inc.	+22.5%
5.	Tellabs, Inc.	+19.2%
6.	Netease.com Inc. - ADR	+18.5%
7.	Jarden Corporation	+17.5%
8.	Pinnacle Entertainment, Inc.	+17.1%
9.	RCN Corporation	+16.0%
10.	Pulte Homes, Inc.	+14.5%

Weakest performers for the 2nd quarter 2005E

1.	Eastman Kodak Company, Call, January 2007, Strike Price $30	-57.4%
2.	Amazon.com, Inc. Call, January 2007, Strike Price $35	-27.6%
3.	Mittal Steel Company NV	-26.3%
4.	Gemstar-TV Guide International, Inc.	-17.5%
5.	Syntroleum Corporation	-16.2%
6.	Tyco International Ltd.	-13.3%
7.	SINA Corp.	-10.2%
8.	Cott Corporation	-9.9%
9.	Friedman, Billings, Ramsey Group, Inc.	-7.7%
10.	Amazon.com, Inc.	-3.4%

Portfolio Changes

Securities added during the 2nd quarter 2005	Securities sold during the 2nd quarter 2005

AK Steel Holding Corporation	Cemex S.A. de C.V. - ADR
BearingPoint, Inc.	Freeport-McMoRan Copper & Gold, Inc.
Cleveland-Cliffs Inc.	MCI Inc.
Level 3 Communications Incorporated,	Providian Financial Corporation
Cv., 10%, 5/1/11	Tidewater Inc.
United States Steel Corporation	UTStarcom, Inc.
WebMD Corporation

D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

E	Securities held for the entire quarter.

Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Opportunity Trust
June 30, 2005 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 99.0%
Consumer Discretionary — 30.9%
Diversified Consumer Services — 2.9%
Career Education Corporation	3,500	$128,135	A

Hotels, Restaurants and Leisure — 0.8%
Pinnacle Entertainment, Inc.	1,800	35,208	A

Household Durables — 8.2%
Centex Corporation	1,200	84,804
Lennar Corporation	1,500	95,175
Pulte Homes, Inc.	1,100	92,675
The Ryland Group, Inc.	1,200	91,044

		363,698

Internet and Catalog Retail — 12.6%
Amazon.com, Inc.	6,675	220,809	A
InterActiveCorp	8,800	211,640	A
Netflix Inc.	7,500	123,075	A,B

		555,524

Leisure Equipment and Products — 2.7%
Jarden Corporation	2,200	118,624	A,B

Media — 3.6%
Gemstar-TV Guide International, Inc.	10,000	35,900	A
RCN Corporation	49	1,121	A
XM Satellite Radio Holdings Inc.	3,600	121,176	A

		158,197

Consumer Staples — 1.2%
Beverages — 1.2%
Cott Corporation	2,500	54,575	A

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

Semi-Annual Report to Shareholders

	Shares/Par	Value

Energy — 1.6%
Oil, Gas and Consumable Fuels — 1.6%
Syntroleum Corporation	7,000	$71,820	A,B

Financials — 11.1%
Capital Markets — 4.0%
Ameritrade Holding Corporation	9,500	176,605	A

Consumer Finance — 3.6%
AmeriCredit Corp.	6,181	157,613	A

Insurance — 1.4%
UnumProvident Corporation	3,300	60,456

Real Estate — 2.1%
Fieldstone Investment Corporation	2,667	38,405	B
Friedman, Billings, Ramsey Group, Inc.	3,700	52,910

		91,315

Health Care — 4.2%
Biotechnology — 0.5%
MedImmune, Inc.	826	22,057	A

Pharmaceuticals — 3.7%
Sepracor Inc.	2,700	162,027	A

Industrials — 11.2%
Airlines — 0.9%
JetBlue Airways Corporation	1,900	38,836	A

Commercial Services and Supplies — 1.9%
Cendant Corporation	3,700	82,769

Semi-Annual Report to Shareholders

	Shares/Par	Value

Construction and Engineering — 1.0%
Foster Wheeler Ltd.	2,299	$45,202	A,B

Industrial Conglomerates — 5.6%
Tyco International Ltd.	8,500	248,200

Machinery — 1.8%
Pentair, Inc.	1,800	77,058

Information Technology — 13.6%
Communications Equipment — 0.4%
Tellabs, Inc.	2,000	17,400	A

Internet Software and Services — 10.9%
Ask Jeeves, Inc.	3,000	90,570	A,B
Netease.com Inc. — ADR	2,000	114,220	A
SINA Corp.	2,100	58,590	A
VeriSign, Inc.	4,200	120,792	A
Yahoo! Inc.	2,700	93,555

		477,727

IT Services — 0.8%
BearingPoint, Inc.	4,810	35,254	A

Software — 1.6%
Computer Associates International, Inc.	2,500	68,700

Limited Partnerships — 2.4%
Arience Capital Partners I, LP	50,000	65,045	A,C
Hygrove Capital Fund	15,000	17,384	A,C
Omega Capital Partners Limited	15,000	22,812	A,C

		105,241

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

Semi-Annual Report to Shareholders

	Shares/Par		Value

Materials — 9.4%
Metals and Mining — 9.4%
AK Steel Holding Corporation	7,500		$48,075	A,B
Cleveland-Cliffs Inc.	1,791		103,460	B
Mittal Steel Company NV	3,500		83,090
United States Steel Corporation	5,200		178,724

			413,349

Telecommunication Services — 10.4%
Diversified Telecommunication Services — 1.9%
Cincinnati Bell Inc.	2,633		11,321	A
Level 3 Communications, Inc.	35,000		71,050	A,B

			82,371

Wireless Telecommunication Services — 8.5%
Nextel Communications, Inc.	4,000		129,240	A
NII Holdings Inc.	3,800		242,972	A,B

			372,212

Utilities — 3.0%
Independent Power Producers and Energy — 3.0%
The AES Corporation	8,000		131,040	A

Total Common Stock and Equity Interests (Identified Cost — $3,196,413)			4,351,213

Corporate and Other Bonds — 3.8%
Level 3 Communications Inc., 9.125%, due 5/1/08	95,000		78,850	B
Level 3 Communications Inc., Cv., 10%, due 5/1/11	100,000		89,020	B,D

Total Corporate and Other Bonds (Identified Cost — $167,070)			167,870

Options Purchased — 0.7%
Amazon.com, Inc., Call, January 2007, Strike Price $35	2,500,000	E	13,750	A
Eastman Kodak Company, Call, January 2007, Strike Price $30	6,000,000	E	17,400	A

Total Options Purchased (Identified Cost — $57,577)			31,150

Semi-Annual Report to Shareholders

	Shares/Par	Value

Repurchase Agreements — 3.5%
Bank of America 3.35%, dated 6/30/05, to be repurchased at $63,587 on 7/1/05 (Collateral: $65,370 Fannie Mae discount notes, due 9/14/05, value $64,855)	63,581	$63,581
Goldman, Sachs & Company 3.37%, dated 6/30/05, to be repurchased at $63,587 on 7/1/05 (Collateral: $63,719 Freddie Mac mortgage-backed securities, 5.5%, due 1/1/35, value $65,136)	63,581	63,581
State Street Bank & Trust Company 2.5%, dated 6/30/05, to be repurchased at $25,002 on 7/1/05 (Collateral: $25,340 Federal Farm Credit Bank notes, 2.125%, due 8/15/05, value $25,500)	25,000	25,000

Total Repurchase Agreements (Identified Cost — $152,162)		152,162

Total Investments — 107.0% (Identified Cost — $3,573,222)		4,702,395
Other Assets Less Liabilities — (7.0)%		(305,657)

Net assets — 100%		$4,396,738

A	Non-income producing.

B	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2005, the total market value of Affiliated Companies was $1,121,123, and the identified cost was $1,012,500. See Note 4, Transactions with Affiliated Companies.

C	Investment in a limited partnership organized under the laws of the State of Delaware. Each investment is subject to withdrawal restrictions under its partnership agreement, and is illiquid and valued at fair value under procedures adopted by the Board of Directors.

	Acquisition Date	Cost	Value

Arience Capital Partners I, LP	March 2003	$50,000	$65,045
Hygrove Capital Fund	May 2002	15,000	17,384
Omega Capital Partners Limited	June 2002/August 2004	15,000	22,812

D	Convertible Bond — May be converted into the issuer’s common stock. This security is valued at fair value under procedures adopted by the Board of Directors.

E	Represents actual number of contracts.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Opportunity Trust

June 30, 2005 (Unaudited)
(Amounts in Thousands)

Assets:

Investment securities at market value (Identified Cost – $3,421,060):
Affiliated		$1,121,123
Non-affiliated		3,429,110
Short-term securities at value (Identified Cost – $152,162)		152,162
Receivable for fund shares sold		5,286
Receivable for securities sold		19,968
Dividend and interest income receivable		6,339
Prepaid expenses		41

Total assets		4,734,029

Liabilities:
Payable for fund shares repurchased	$3,989
Payable for securities purchased	26,857
Accrued management fee	2,716
Accrued distribution and service fee	3,017
Payable for borrowings against line of credit	300,036
Accrued expenses	626
Tax withholding expense	50
Total liabilities		337,291

Net Assets		$4,396,738

Net assets consist of:

Accumulated paid-in-capital applicable to:
225,178 Primary Class shares outstanding		$2,497,864
44,635 Financial Intermediary Class shares outstanding		665,510
21,335 Institutional Class shares outstanding		294,474
Undistributed net investment income/(loss)		(16,259)
Accumulated net realized gain/(loss) on investments		(174,024)
Unrealized appreciation/(depreciation) of investments		1,129,173

Net Assets		$4,396,738

Net Asset Value Per Share:

Primary Class		$15.07

Financial Intermediary Class		$15.18

Institutional Class		$15.26

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Opportunity Trust

For the Six Months Ended June 30, 2005 (Unaudited)
(Amounts in Thousands)

Investment Income:

Dividends
Affiliated companies	$1,253
Other dividends	8,875	A
Interest
Affiliated companies	10,253
Other interest	1,174

Total income			$21,555

Expenses:

Investment advisory fees	15,395

Distribution and service fees:
Primary Class	16,773
Financial Intermediary Class	672
Audit and legal fees	191
Custodian fees	195
Directors’ fees and expenses	23
Interest expense	3,772
Registration expense	91
Reports to shareholders	153

Transfer agent and shareholder servicing expense:
Primary Class	1,006
Financial Intermediary Class	376
Institutional Class	15
Other expenses	22

	38,684
Less: Compensating balance credits	(3	)B

Total expenses, net of compensating balance credits			38,681

Net Investment Income/(Loss)			(17,126)

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain on investments	141,755	C,D
Change in unrealized appreciation/(depreciation) of investments	(271,882)

Net Realized and Unrealized Gain/(Loss) on Investments			(130,127)

Change in Net Assets Resulting From Operations			$(147,253)

A	Net of foreign taxes withheld of $50.

B	See Note 1, Compensating Balance Credits, in the notes to financial statements.
C	Includes $29,277 of net realized gain on the sale of shares of Affiliated Companies.
D	See Note 1, Commission Recapture, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Opportunity Trust

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/05	12/31/04

	(Unaudited)

Change in Net Assets:

Net investment income/(loss)	$(17,126)	$(19,424)
Net realized gain/(loss) on investments and securities sold short	141,755	(136,392)

Change in unrealized appreciation/ (depreciation) of investments	(271,882)	619,386

Change in net assets resulting from operations	(147,253)	463,570

Distributions to shareholders:

From net investment income:
Primary Class	—	—
Financial Intermediary Class	—	(23)
Institutional Class	—	(306)

Change in net assets from Fund share transactions:
Primary Class	(69,219)	413,798
Financial Intermediary Class	347,322	317,979
Institutional Class	142,070	64,533

Change in net assets	272,920	1,259,551

Beginning of period	4,123,818	2,864,267

End of period	$4,396,738	$4,123,818

Undistributed net investment income/(loss)	$(16,259)	$867

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Opportunity Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2005		2004	2003	2002	2001		2000

	(Unaudited)
Net asset value, beginning of period	$15.67		$13.77	$8.23	$9.80	$9.65		$10.00

Investment operations Net investment income/(loss)	(.07)		(.09)	(.01)	.09	.04	A	.04
Net realized and unrealized gain/(loss) on investments	(.53)		1.99	5.60	(1.61)	.15	A	(.21)

Total from investment operations	(.60)		1.90	5.59	(1.52)	.19		(.17)

Distributions
From net investment income	—		—	(.05)	(.05)	(.04)		(.04)
From net realized gain on investments	—		—	—	—	—		(.14)

Total distributions	—		—	(.05)	(.05)	(.04)		(.18)

Net asset value, end of period	$15.07		$15.67	$13.77	$8.23	$9.80		$9.65

Ratios/supplemental data
Total return	(3.83	)%B	13.80%	67.95%	(15.52)%	1.94%		(1.68)%
Expenses to average net assets	2.03	%C	1.87%	1.90%	1.94%	1.89%		1.98%
Net investment income/(loss) to average net assets	(.99	)%C	(.66)%	—	.99%	.45	%A	.63%
Portfolio turnover rate	22.5	%B	13.3%	27.3%	44.4%	59.6%		25.9%
Net assets, end of period (in thousands)	$3,393,632		$3,597,267	$2,759,299	$1,413,372	$1,717,283		$1,115,626

A	As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended December 31, 2001, was an increase in net investment income per share of $.07, a decrease in net realized and unrealized gain/(loss) per share of $.07, and an increase in the ratio of net investment income/(loss) to average net assets from (.38)% to .45%. Per share data and ratios for the periods prior to January 1, 2001, have not been restated to reflect this change in accounting.

B	Not annualized.

C	Annualized.

See notes to financial statements.

Financial Highlights — Continued

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	Six Months
	Ended		Period Ended
	June 30, 2005		December 31, 2004D

	(Unaudited)
Net asset value, beginning of period	$15.73		$14.15

Investment operations:
Net investment income/(loss)	(.02)		.05
Net realized and unrealized gain/(loss) on investments	(.53)		1.56

Total from investment operations	(.55)		1.61

Distributions:
From net investment income	—		(.03)
From net realized gain on investments	—		—

Total distributions	—		(.03)

Net asset value, end of period	$15.18		$15.73

Ratios/supplemental data:
Total return	(3.50	)%B	11.43	%B
Expenses to average net assets	1.36	%C	1.13	%C
Net investment income/(loss) to average net assets	(.26	)%C	1.03	%C
Portfolio turnover rate	22.5	%B	13.3%
Net assets, end of period (in thousands)	$677,553		$332,678

D	For the period February 13, 2004 (commencement of operations) to December 31, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2005		2004	2003	2002	2001		2000E

	(Unaudited)
Net asset value, beginning of period	$15.78		$13.75	$8.21	$9.78	$9.63		$10.45

Investment operations:
Net investment income/(loss)	.04		.08	.06	.18	.12	F	.03
Net realized and unrealized gain/(loss) on investments	(.56)		1.98	5.64	(1.60)	.15	F	(.59)

Total from investment operations	(.52)		2.06	5.70	(1.42)	.27		(.56)

Distributions:
From net investment income	—		(.03)	(.16)	(.15)	(.12)		(.12)
From net realized gain on investments	—		—	—	—	—		(.14)

Total distributions	—		(.03)	(.16)	(.15)	(.12)		(.26)

Net asset value, end of period	$15.26		$15.78	$13.75	$8.21	$9.78		$9.63

Ratios/supplemental data:
Total return	(3.30	)%B	15.02%	69.49%	(14.58)%	2.88%		(5.38	)% B
Expenses to average net assets	.99	%C	.84%	.87%	.91%	.87%		.91	%C
Net investment income/(loss) to average net assets	.14	%C	.40%	.98%	2.05%	1.45	% F	.92	%C
Portfolio turnover rate	22.5	%B	13.3%	27.3%	44.4%	59.6%		25.9%
Net assets, end of period (in thousands)	$325,553		$193,873	$104,968	$31,523	$30,995		$12,816

E	For the period June 26, 2000 (commencement of operations) to December 31, 2000.

F	As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended December 31, 2001, was an increase in net investment income per share of $.07, a decrease in net realized and unrealized gain/(loss) per share of $.07, and an increase in the ratio of net investment income/(loss) to average net assets from .62% to 1.45%. Per share data and ratios for the periods prior to January 1, 2001, have not been restated to reflect this change in accounting.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Opportunity Trust

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

   The Legg Mason Investment Trust, Inc. (“Corporation”), consisting of the Legg Mason Opportunity Trust (“Fund”), was organized on October 8, 1999, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, non-diversified investment company.
   The Fund offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
   The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified on the portfolio of investments.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Semi-Annual Report to Shareholders

   For the six months ended June 30, 2005, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$1,597,220	$953,792

Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

   The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Compensating Balance Credits

   The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the six months ended June 30, 2005, the Fund earned compensating balance credits of $3.

Notes to Financial Statements — Continued

Semi-Annual Report to Shareholders

Commission Recapture

   The Fund has entered into an agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included with realized gain/(loss) on investment transactions. However, during the six months ended June 30, 2005, there were no commissions recaptured.

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Distributions from net investment income, if available, are determined at the class level and paid annually. Distributions from net realized gains, which are calculated at the Fund level, are declared and paid annually in June. An additional distribution may be made in December, to the extent necessary in order to comply with Federal excise tax requirements.

Short Sales

   The Fund is authorized to engage in short-selling, which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date.

Illiquid and Restricted Securities

   The Fund may invest up to 15% of its net assets in illiquid and restricted securities. Securities are deemed “illiquid” if they cannot be disposed of within seven days for approximately the price at which the Fund values the security. Restricted securities are subject to legal or contractual restrictions on resale. These securities may be sold only in privately negotiated transactions, unless the security is subsequently registered or exempt from registration. Illiquid securities are valued at fair value under procedures established by and under the general supervision of the Board of Directors. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted and/or illiquid securities are denoted on the portfolio of investments.

Semi-Annual Report to Shareholders

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes has been made since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains and net gains on foreign currency transactions are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2005.

3. Transactions With Affiliates:

   The Fund has an investment management agreement with LMM, LLC (“LMM”). Pursuant to the agreement, LMM provides the Fund with management services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets. The annual management fee rates are provided in the chart below:

Management Fees

Management	Asset
Fee	Breakpoint

1.00%	$0 - $100 million
0.75%	in excess of $100 million

Notes to Financial Statements — Continued

Semi-Annual Report to Shareholders

   On April 1, 2005, Legg Mason Capital Management, Inc. (“LMCM”) replaced Legg Mason Fund Management, Inc. (“LMFM”) as Investment Adviser of the Fund. LMCM and LMFM are both wholly owned subsidiaries of Legg Mason, Inc. and the advisory personnel who managed the Fund as employees of LMFM continue to do so as employees of LMCM. The compensation arrangements between the Fund and LMCM are identical to the previous arrangements between the Fund and LMFM.

   LMCM serves as investment adviser to the Fund under an investment advisory agreement with LMM. For LMCM’s services to the Fund, LMM (not the Fund) pays LMCM a fee, calculated daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of the Fund up to $100 million and 0.05% of the average daily net assets of the Fund in excess of $100 million.
   Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under an administrative services agreement with LMM. For LMFA’s services to the Fund, LMM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. LMFA has agreed to waive indefinitely all fees payable to it under the agreement.
   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Fund. Legg Mason receives an annual distribution fee and/or an annual service fee, based on the Fund’s Primary and Financial Intermediary Classes’ average daily net assets, computed daily and payable monthly as follows:

	Distribution	Service
	Fee	Fee

Primary Class	0.75%	0.25%
Financial Intermediary Class	N/A	0.25%

   The Fund paid $149 in brokerage commissions to Legg Mason for the six months ended June 30, 2005.

   LM Funds Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $299 for the six months ended June 30, 2005.
   LMM, LMCM, LMFA, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.
   Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semi-Annual Report to Shareholders

4. Transactions With Affiliated Companies:

   An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period ended June 30, 2005, with companies which are or were affiliated were as follows:

	Affiliate	Purchased		Sold		Dividend/
	Value at					Interest	Value at	Realized
	12/31/04	Cost	Shares	Cost	Shares	Income	6/30/05	Gain/(Loss)

AK Steel Holding CorporationA	$—	$55,005	7,600	$947	100	$—	$48,075	$(149)
AmeriCredit Corp.B	268,950	—	—	93,968	4,819	—	—	23,771
Ask Jeeves, Inc.A	—	72,483	3,000	—	—	—	90,570	—
Cleveland-Cliffs Inc.A	—	102,979	1,791	—	—	—	103,460	—
Fieldstone Investment Corporation	46,006	—	—	—	—	1,253	38,405	—
Foster Wheeler Ltd.A	—	39,736	2,299	—	—	—	45,202	—
Jarden CorporationA	—	104,164	2,200	—	—	—	118,624	—
Level 3 Communications, Inc.	223,920	100,000	100,000	19,436	26,000	10,253	238,920	2,909
Netflix Inc.	86,310	5,574	500	—	—	—	123,075	—
NII Holdings Inc.	185,055	—	—	2,636	100	—	242,972	2,746
Syntroleum CorporationA	—	70,000	7,000	—	—	—	71,820	—

	$810,241	$549,941		$116,987		$11,506	$1,121,123	$29,277

5. Line of Credit:

   The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2005.
   The Fund may borrow for investment purposes, also known as “leveraging,” from a separate $300 million line of credit (“Leveraging Credit Agreement”). Leverage is the ability to get a return on a capital base that is larger than the Fund’s net assets. Use of leverage can magnify the effects of changes in the value of the Fund’s investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse

A	Prior to 2005, this security did not have affiliate status because the Fund owned less than 5% of the company’s voting shares.

B	The company is no longer an affiliated company.

Notes to Financial Statements — Continued

Semi-Annual Report to Shareholders

environments. Borrowings under the Leveraging Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin.
   For the six months ended June 30, 2005, the Fund had average daily borrowings from the Leveraging Credit Agreement of $231 million over 157 days at an average annual interest rate of 3.64%. As of June 30, 2005 the Fund had $300 million in borrowings outstanding.

6. Fund Share Transactions:

   At June 30, 2005, there were 500,000, 100,000 and 100,000 shares authorized at $0.001 par value for the Primary, Financial Intermediary and Institutional Classes, respectively, of the Fund. Share transactions were as follows:

			Financial Intermediary
	Primary Class		Class		Institutional Class

	Six Months	Year	Six Months	Period	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/05	12/31/04	6/30/05	12/31/04	6/30/05	12/31/04

Shares
Sold	17,651	55,268	27,630	22,196	12,980	5,684
Reinvestment of Distributions	—	1	—	2	—	22
Repurchased	(22,081)	(26,098)	(4,149)	(1,044)	(3,932)	(1,052)

Net Change	(4,430)	29,171	23,481	21,154	9,048	4,654

Amount
Sold	$257,350	$775,369	$407,240	$332,552	$198,070	$79,009
Reinvestment of Distributions	—	—	—	23	—	306
Repurchased	(326,569)	(361,571)	(59,918)	(14,596)	(56,000)	(14,782)

Net Change	$(69,219)	$413,798	$347,322	$317,979	$142,070	$64,533

7. Change in Independent Registered Public Accounting Firm:

   On May 12, 2005 the Fund by action of its Board of Directors approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm to audit the Fund’s financial statements for the fiscal year ending December 31, 2005, effective upon the resignation of Ernst & Young LLP (“E&Y”).
   On June 6, 2005, E&Y resigned as the Fund’s independent registered public accounting firm. The reports of the financial statements audited by E&Y for the Fund for fiscal years ended December 31, 2004 and 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting

Semi-Annual Report to Shareholders

principles. For the fiscal years 2003 and 2004 and through June 6, 2005 there were no disagreements between the Fund and E&Y on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements.

Fund Information

Investment Adviser

LMM, LLC Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman
Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
Jennifer W. Murphy
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Richard M. Wachterman, Secretary
Wm. Shane Hughes, Assistant Treasurer

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust

Money Market Funds
Cash Reserve Trust
Tax-Exempt Trust
U.S. Government Money Market Portfolio	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Fund’s website at www.leggmasonfunds.com/aboutlmf.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. For a prospectus, which contains this and other information on any Legg Mason fund, call your Legg Mason Financial Advisor, call 1-800-577-8589, or visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-088

Item 2. Code of Ethics.
     Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
     Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
     Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments
The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11. Controls and Procedures.
     (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding the required disclosures.
     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a) (1) Not applicable for semi-annual reports.
(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.
(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Investment Trust, Inc.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.
Date: August 24, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.
Date: August 24, 2005
By: /s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer, Legg Mason Investment Trust, Inc.
Date: August 24, 2005